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                                 ROULSTON FUNDS
                       Charting a Course You Can Trust



                       PROSPECTUS

                       Roulston Emerging Growth Fund
                       Roulston International Equity Fund


                       July 1, 1999







                       Advised by
                       ROULSTON & COMPANY, INC.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.



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                               TABLE OF CONTENTS

                                                                    PAGE
[Picture of Lighthouse]   EMERGING GROWTH FUND .......................4
                              Investment Goal ........................4
                              Principal Strategy .....................4
                              Principal Risks ........................4

                          INTERNATIONAL EQUITY FUND ..................5
                              Investment Goals .......................5
                              Principal Strategy .....................5
                              Principal Risks ........................5

                         FEES AND EXPENSES OF THE FUNDS ..............6
                         INVESTMENT OBJECTIVE
                         AND PRINCIPAL INVESTMENT STRATEGIES .........7
                              Roulston Emerging Growth Fund ..........7
                              Roulston International Equity Fund .....8
                         MORE ABOUT SECURITIES AND PRINCIPAL RISKS ...9
                         MANAGEMENT OF THE FUNDS ....................10
                         PRICING FUND SHARES ........................12
                         PURCHASE OF SHARES .........................12
                              Purchase of Fund Shares ...............13
                              Distribution Arrangements .............13
                         REDEMPTION OF SHARES .......................14
                         DIVIDENDS, DISTRIBUTIONS AND TAXES .........15
                              Dividends & Distributions .............15
                              Tax Consequences ......................15
                         TAX AND DISTRIBUTION CHECKLIST .............15

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          E M E R G I N G  G R O W T H  F U N D



INVESTMENT GOAL
Capital appreciation.

                                                           [Picture of Building]

PRINCIPAL STRATEGY
The Fund invests primarily in common stocks of companies considered by Roulston & Company, Inc., as the Fund's investment adviser, to be in their post-venture capital stage of development, i.e., that have received venture capital financing during the early stages of the company's existence or the early stages of the development of a new product or service, or as part of a reorganization, restructuring or recapitalization. While most companies in their post-venture capital phase of development are relatively small companies, the Fund may invest in companies of all sizes.


The Fund will typically sell a stock when the portfolio manager feels that the company's competitive advantage or future prospects will not be fully recognized in its stock price, when the stock falls short of his expectations, or as a result of external factors that could affect the company adversely.


PRINCIPAL RISKS
There are risks associated with any investment, but the risks associated with an investment in the Fund include:

- stock market risk, or the risk that the price of securities held by the Fund, as well as the broader stock market, will fall due to various factors or unpredictable circumstances, including interest rate changes, trends in the U.S. and world economies and general investor confidence;
- the success of the Fund's investments depends on the ability of the portfolio manager to assess correctly the potential of the stocks purchased for the Fund;
- because of the Fund's focus on companies in their post-venture capital stage, from time to time the availability of companies for investment may be limited, and such limited availability may adversely affect the Fund's performance under certain market conditions or the Fund's ability to invest according to its principal strategy;
- the securities of companies in their post-venture capital stage involve certain special risks including that such securities may exhibit greater price volatility and be subject to greater risk of losing value than securities of companies which are more established and have more certain sources of financing; and
-        loss of part or all of your money invested in the Fund.


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                      I N T E R N A T I O N A L  E Q U I T Y  F U N D
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INVESTMENT GOAL
Long-term capital appreciation by investing primarily in equity securities of non-U.S. companies.

PRINCIPAL STRATEGY
The Fund invests primarily in common stocks of non-U.S. companies which Roulston & Company, Inc. considers to have a competitive advantage, to be the perceived leaders in their respective industries or to be in industries which are consolidating. The Fund will focus primarily on companies headquartered in the more developed foreign countries or areas of the world such as Western Europe, Japan, Australia, Singapore and Hong Kong.

                                                          [Picture of Buildings]

The Fund normally will invest in common stocks that are either principally traded in countries outside of the United States or are represented by American Depositary Receipts or "ADRs." ADRs are United States securities representing foreign securities that are deposited with foreign custodians or foreign branches of U.S. commercial banks. ADRs trade in U.S. dollars on national exchanges (such as the New York Stock Exchange) and in the over-the-counter markets (such as NASDAQ). The Fund will ordinarily invest at least 65% of its total assets in at least three foreign countries, although at any given time, the Fund may invest up to 50% of its assets in equity securities of companies headquartered in any one country. In addition, under normal circumstances at least 65% of the Fund's total assets will be invested in the equity securities of non-U.S. companies. Equity securities include common stocks and ADRs representing interests in common stocks.

The Fund will typically sell a stock when the portfolio manager feels that the company's competitive advantage or future prospects will not be fully recognized in its stock price, when the stock falls short of his expectations, or as a result of external factors that could affect the company adversely.


PRINCIPAL RISKS
There are risks associated with any investment, but the particular risks associated with an investment in the Fund include:

- stock market risk, or the risk that the price of securities held by the Fund, as well as the broader stock market, will fall due to various factors or unpredictable circumstances, including interest rate changes, trends in the U.S. and world economies and the economies of the countries in which the Fund invests and general investor confidence;
- foreign currency risk, or that the price of securities held by the Fund that are denominated in a foreign currency may be affected by changes in currency exchange rates and in exchange contract regulations, including currency blockage;
- the success of the Fund's investments depends on the ability of the portfolio manager to assess correctly the potential for the stocks purchased for the Fund; and
-        loss of part or all of your money invested in the Fund.


                                                                               5
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FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of one or more of the Funds.

                                                       ROULSTON      ROULSTON
                                                       EMERGING    INTERNATIONAL
                                                        GROWTH        EQUITY
                                                         FUND          FUND
--------------------------------------------------------------------------------
SHAREHOLDER FEES*:
(fees paid directly from your investment)                 None           None
ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets)
MANAGEMENT FEES                                           .75%           .75%
DISTRIBUTION AND SERVICE
  (12b-1) FEES                                            .25%           .25%
OTHER EXPENSES                                           1.53%          1.53%
                                                        ------          ------
TOTAL ANNUAL OPERATING
EXPENSES                                                 2.53%**        2.53%**
                                                        ======          ======
LESS FEE WAIVER AND/OR
EXPENSE REIMBURSEMENT                                    (.58%)         (.58%)
                                                        ------          ------
NET ANNUAL OPERATING EXPENSES                            1.95%***       1.95%***
                                                        ======          ======

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* A $9 wire redemption charge deducted from the amount of each redemption of
Fund shares you request by Federal Reserve wire.
** "Other Expenses" are based on estimated amounts for the current fiscal year. *** These are the net fees and expenses that the Funds estimate that they will incur for the fiscal period ending October 31, 1999, because Roulston & Company has contractually agreed to waive advisory fees and/or reimburse expenses during that period to the extent necessary to maintain each Fund's Net Annual Operating Expenses at the levels shown in the above table.

EXAMPLE
This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in a Fund for the time periods indicated;
- You redeem all of your shares at the end of each time period;
- Your investment has a hypothetical 5% return each year;
- All dividends are reinvested; and
- Each Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and each Fund's operating expenses for the three year period do not reflect fee waivers or expenses assumed.


This example is for comparison purposes only. Actual returns and expenses will be different, and each Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for each Fund would be:

                                                        1 YEAR           3 YEARS
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
             EMERGING GROWTH FUND                        $198             $788
             INTERNATIONAL EQUITY FUND                   $198             $788



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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

ROULSTON EMERGING GROWTH FUND
The Fund's investment objective is to provide capital appreciation. This investment objective may be changed by Roulston Funds' Board of Trustees without the approval of the Fund's shareholders.

                                                                       [Picture]

The Fund intends to invest primarily in common stocks of companies considered by Roulston & Company to be in their post-venture capital stage of development. Although such stocks may have warrants attached to them, investment in warrants is not a principal investment strategy. See the Statement of Additional Information for a description of warrants. Roulston & Company will select those companies which it believes to have the potential for above-average growth in market value. These types of companies are often in the early stages of their development or existence or may have been in existence for a period of time but have recently been a part of a reorganization, restructuring or recapitalization. Generally, companies that are in their post-venture capital stage have not had their securities traded publicly - in other words, they have not been "publicly held" - for very long. While most companies in their post-venture capital stage of development are relatively small companies, the Fund may invest in companies of all sizes.

The Fund will typically sell a stock when the portfolio manager feels that the company's competitive advantage or future prospects will not be fully recognized in its stock price, when the stock falls short of his expectations, or as a result of external factors that could affect the company adversely.

The Fund expects that it may engage in active and frequent trading of portfolio securities to achieve its principal investment strategy resulting in an annual portfolio turnover rate of over 100%. Trading securities may produce capital gains, which are taxable when distributed to investors with non-tax-sheltered accounts. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities and could affect adversely the Fund's performance.

The Fund may from time to time invest up to 100% of its total assets in money market instruments or cash as a temporary defensive measure to attempt to respond to adverse market, political, economic or other conditions. If the Fund takes such a defensive position it will not achieve its investment objective during that time.


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ROULSTON INTERNATIONAL EQUITY FUND
The Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. This investment objective may be changed by Roulston Funds' Board of Trustees without the approval of the Fund's shareholders.

                                                 [Picture of Buildings by River]

The Fund will invest primarily in common stocks that are principally traded outside of the United States and in American Depositary Receipts or "ADRs." Although such stocks may have warrants attached to them, investment in warrants is not a principal investment strategy. See the Statement of Additional Information for a description of warrants. The Fund will ordinarily invest at least 65% of its total assets in at least three foreign countries, although at any given time, the Fund may invest up to 50% of its assets in equity securities of companies headquartered in any one country. The Fund will focus primarily on companies headquartered in the more developed foreign countries or areas of the world such as Western Europe, Japan, Australia, Singapore, and Hong Kong.

Roulston & Company uses stock selection as its primary criteria when making investment decisions and allocation of investments among foreign countries as a secondary criteria. The primary focus of Roulston & Company's stock selection is on companies that are perceived to have a competitive advantage and are generally viewed to be ranked among the top three companies in their industry. A secondary focus is on companies that are in consolidating industries.

The Fund will typically sell a stock when the portfolio manager feels that the company's competitive advantage or future prospects will not be fully recognized in its stock price, when the stock falls short of his expectations, or as a result of external factors that could affect the company adversely.

[Picture of People Walking on Pier]

The Fund may from time to time invest up to 100% of its total assets in money market instruments or cash as a temporary defensive measure to attempt to respond to adverse market, political, economic or other conditions. If the Fund takes such a defensive position it will not achieve its investment objective during that time. The Fund may, from time to time, attempt to hedge its exposure to currency exchange risk by using forward currency contracts.



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MORE  ABOUT  SECURITIES AND
PRINCIPAL  RISKS
COMMON STOCKS AND ADRS GENERALLY.
The Emerging Growth Fund and the International Equity Fund will primarily invest in common stocks. The Funds may also invest in warrants, which are securities that give the holder the right to purchase a certain amount of the issuer's common stock at a specified price during a specified time period. These types of investments may or may not pay dividends and may or may not carry voting rights. The common stock of a company occupies the most junior position of all securities issued by that company.

American Depositary Receipts or "ADRs" that the International Equity Fund may purchase may be sponsored or unsponsored. Sponsored ADRs are those jointly issued by the issuer of the underlying security and the depository institution. Unsponsored ADRs are issued only by the depository without the participation of the issuer of the underlying securities. Generally the markets for sponsored ADRs are more established and more liquid than those for unsponsored ADRs. Also, there is generally more financial and other types of information available regarding the underlying securities and their issuers of sponsored ADRs than unsponsored ADRs. This is so in part because the depository institution for unsponsored ADRs is frequently under no obligation to pass on to ADR holders shareholder information or voting rights.

STOCKS OF SMALL- AND
MID-SIZED COMPANIES.
The prices of stocks of small-and mid-sized companies which may be held in the Emerging Growth Fund are generally more volatile than those of larger, more established companies for a variety of factors, including lack of market makers and analysts following such companies. In addition, small- and mid-sized companies are more sensitive to adverse economic changes because they usually rely on only a few products, have more limited financial resources and have less experienced management. The securities of small- and mid-sized companies generally are less "liquid" than securities of larger, more established companies. Liquidity relates to the ability of the Emerging Growth Fund to sell a security promptly at or about the price the Fund has on its books.

FOREIGN SECURITIES.
Securities in which the International Equity Fund invests are usually denominated or quoted in currencies other than the U. S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Generally, when the U. S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U. S. dollars. Conversely, when the U. S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U. S. dollars. This risk, generally known as "currency risk," means that a strong U. S. dollar will reduce returns for U.S. investors while a weak U. S. dollar will increase those returns.

Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such risks include:

-    imposition of exchange controls or currency devaluations
- less extensive regulation of foreign brokers, securities markets and issuers
-    political, economic or social instability
- less publicly available information and less liquidity in the market for such securities
-    different accounting standards and reporting obligations
- foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as growth of gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions.



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-    possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations
-    excessive or confiscatory taxation

The Fund will generally hold its foreign securities in foreign banks and depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. When trading in foreign securities, the Fund is also subject to costs for conversions between currencies, higher costs for holding, buying or selling securities, possible delays in settlement of securities transactions in foreign markets and difficulty in enforcing obligations in a foreign country or exercising shareholder rights (such as voting proxies). In addition, the "Euro" began serving as a new common currency for participating European nations on January 1, 1999. It is unclear whether the newly created accounting, clearing, settlement and payment systems for the new currency will be adequate.

YEAR 2000 COMPLIANCE
The Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information after December 31, 1999. The Year 2000 issue affects virtually all companies and organizations. While Year 2000-related computer problems could have a negative effect on the Funds, Roulston and First Data are working to avoid such problems and to obtain assurances from the Funds' service providers that they are taking similar steps. Companies, organizations, governmental entities and securities in which the Funds invest could be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact. To the extent the effect is negative, a Fund's returns could be reduced.


MANAGEMENT OF THE FUNDS
Roulston & Company, Inc., 4000 Chester Avenue, Cleveland, Ohio 44103, serves as the investment adviser for each Fund. Roulston is a professional investment management firm and registered investment adviser founded in 1963. In addition to advising the Funds and the other funds of The Roulston Funds, Roulston provides advisory services to pension plans, corporations, 401(k) plans, profit sharing plans, individual investors, trusts and estates. Roulston & Company serves as the investment adviser for each Fund pursuant to an investment advisory agreement. Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment program of the Funds. For its services, Roulston is entitled to receive a fee, computed daily and paid monthly, from each Fund at the annual rate of seventy-five one hundredths of one percent (0.75%) of such Fund's average daily net assets.

Mr. Howard W. Harpster is responsible for the day-to-day management of the Funds' portfolios. Mr. Harpster joined Roulston as Chief Investment Officer on May 15, 1999. Prior to joining Roulston, Mr. Harpster served as Director of Pension Investments with BP America, Inc. since 1989.


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                                          R O U L S T O N  F U N D S
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The table below includes performance information provided by Roulston relating to the performance records of the BP America In-House Venture Capital Account and the BP America In-House International Account of the Defined Benefit Plan of BP America, Inc. during the period of January 1, 1991, through December 31, 1998. Mr. Harpster managed the BP America In-House Venture Capital Account during that time period using the specific investment approach specified for the Emerging Growth Fund on pages 4 and 7 of this Prospectus. Mr. Harpster also managed the BP America In-House International Account during that time period using the specific investment approach specified for the International Equity Fund on pages 5 and 8 of this Prospectus. The Funds will be managed with investment objectives, policies and strategies similar in all material respects to their respective Accounts. However, the Accounts were not subject to the same types of expenses the Funds pay nor to the diversification, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940, the Internal Revenue Code of 1986 or related laws. Had the Accounts been subject to such limitations and restrictions, their performance might have been adversely affected. The performance information in the table is not the performance of the Funds and is not intended to predict or suggest the returns to be experienced by the Funds. You should not rely on the following performance data as an indication of future performance of Roulston & Company or the Funds.

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                                      PERFORMANCE DATA FROM BP IN-HOUSE ACCOUNTS

                                  TOTAL RETURN FOR THE YEARS ENDED DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------
                                 1998      1997       1996       1995       1994        1993       1992       1991

BP America In-House
Venture Capital Account         25.6%     44.37%      3.40%     47.64%     16.46%       6.13%     19.57%      41.08%

BP America In-House
International Account          34.16%     11.88%     23.48%     20.93%    (13.21)%     39.45%     (7.97)%     15.53%

                          AVERAGE ANNUAL TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------
                                                                                                         Since
                                       1 Year              3 Years              5 Years             January 1, 1991

BP America In-House
Venture Capital Account                25.6%               23.3%                26.4%                    24.5%

BP America In-House
International Account                  34.2%               22.8%                14.2%                    14.2%




*Total return for each of these Accounts is calculated using the Modified Dietz method, which differs from the method that the Securities and Exchange Commission requires mutual funds to use. These returns are net of all applicable fees and expenses which are lower than those estimated to be borne by the Funds. Had the Accounts borne those expenses which will be borne by the Funds, their performance would have been lower. Total return for the Funds will be calculated using the standard total return formula required by the Securities and Exchange Commission for all mutual funds.
---------------------------------------------------------------------------------------------------------------------


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PRICING FUND SHARES
Fund shares are sold and redeemed (sold back to the Fund) at net asset value
(NAV). NAV per share of each Fund is determined by dividing the total market value of a Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund. NAV per share for each Fund is determined each day the New York Stock Exchange (NYSE) is open for regular business at the earlier of 4 P.M., Eastern Time, or the close of regular trading on the NYSE.

When you place an order to purchase shares or to redeem shares with a Fund or one of its authorized agents, the shares purchased or redeemed will be priced at the next NAV or price that is calculated for that Fund. Authorized agents for the Funds include First Data Investor Services Group, the Funds' transfer agent, or certain discount brokers or banks with whom the Funds have entered into agreements for shareholder servicing.

The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for its portfolio securities. If quotations are not available from one or more pricing services, securities will be valued by a method which the Funds' Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange or market on which the security is principally traded. Because the International Equity Fund will invest in securities primarily traded on foreign exchanges that trade on days when that Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. For further information regarding the pricing of securities, please see the Statement of Additional Information.

All requests received by First Data Investor Services Group before 4:00 p.m., Eastern Time, will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m., Eastern Time, will be executed the following day, at that day's closing share price. Shares will not be priced on days when the NYSE is closed.

Shares of the Funds will not be priced and are not available for purchase on the following days on which the NYSE is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PURCHASE OF SHARES
GENERAL INFORMATION:
You may purchase shares of either Fund directly by mail or by wire. An account application may be obtained by calling Roulston Research Corp., the Funds' distributor, at 1-800-332-6459.

Payment for shares may be made by check or readily available funds (e.g., by federal funds wire). Purchases will be made in full and fractional shares of a Fund calculated to three decimal places. Your account statement will be your record of shares of the Funds owned by you. No share certificates will be issued.

The Funds reserve the right to reject any purchase order. Checks that do not clear will result in a cancellation of the purchase, and you could be liable for any losses or fees incurred, including a $20 returned check fee.

RETIREMENT PLANS:
The Funds are eligible for investment by tax deferred retirement programs such as 401(k) plans, traditional IRAs, spousal IRAs, Roth IRAs, Education IRAs, SEP IRAs and SIMPLE IRAs. All accounts established under such plans must have all dividends reinvested in the Fund. For more information about prototype plans or for an IRA application, please call 1-800-332-6459.



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
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                                    PURCHASE OF FUND SHARES
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
           TO OPEN AN ACCOUNT                          TO ADD TO AN ACCOUNT
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
BY MAIL                                         BY MAIL
Complete the application and mail the           Fill out the subsequent investment stub
application and your check made out to          from your account statement and mail
the Fund you wish to invest in to:              your check or other negotiable bank
                                                draft with your account number on it to:
   Roulston Funds
   c/o First Data Investor Services Group            Roulston Funds
   211 South Gulph Road, P.O. Box 61503              c/o First Data Investor Services Group
   King of Prussia, Pennsylvania  19406              211 South Gulph Road, P.O. Box 61767
                                                     King of Prussia, Pennsylvania  19406
Minimum initial investment for each
Fund: $250 for each account (including          Please make your check payable to the
retirement accounts)                            Fund you are investing in. Minimum
                                                additional investments for each Fund:
                                                $50.00 for each account (including
                                                retirement accounts)
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BY WIRE                                         BY WIRE
Telephone 800-332-6459 and you will             Call 800-332-6459
receive an account number. Call your
bank with instructions to transmit funds        Follow the instructions under "TO OPEN
to:                                             AN ACCOUNT - By Wire."
   Boston Safe Deposit & Trust
   ABA#: 011001234
   Credit (Insert Name of Your Fund)
   Acct #: 005002
   FBO: (Insert Shareholder name & acct.
        number)
Mail a completed account application to
First Data Investor Services Group at
the above address. Note: Your bank may
charge you a wire fee.
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BY AUTOMATIC INVESTMENT                         BY AUTOMATIC INVESTMENT
Submit your AUTOMATIC INVESTMENT PLAN           To add the AUTOMATIC INVESTMENT PLAN to
(Section 7 of the application) with your        an existing account, call 800-332-6459
initial investment.                             to request the form.

Subsequent investments will be drawn            Complete and return the form and any
from your bank account and invested in          additional materials.
the designated Fund(s).
                                                Subsequent investments will be drawn
                                                from your bank account and invested in
                                                the designated Fund(s).
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BY EXCHANGE                                     BY EXCHANGE
Call 800-332-6459 to request an exchange        - If you have previously authorized
of shares into:                                   telephone exchanges, call 800-332-6459
- Another Roulston Fund                           to request an exchange of shares into:
- Kemper's Cash Account Trust Money             - Another Roulston Fund.
  Market Portfolio. For this                    - Kemper's Cash Account Trust Money
  exchange, you must first receive a              Market Portfolio. For this exchange, you
  prospectus. This may not be                     must first receive a prospectus. This
  available in all states.                        may not be available in all states.

NOTE: No fee or charge will apply, but          NOTE: No fee or charge will apply, but
there may be a capital gain or loss. The        there may be a capital gain or loss. The
exchange privilege is subject to                exchange privilege is subject to
amendment or termination at any time            amendment or termination at any time
upon sixty days prior notice.                   upon sixty days prior notice.
---------------------------------------------------------------------------------------------

   Please note that if you use a broker-dealer to assist you in any of these transactions, the broker-dealer may charge you a fee for this service.

DISTRIBUTION ARRANGEMENTS
The Funds do not charge up-front or deferred sales charges. Each Fund has adopted a distribution and shareholder service plan under Rule 12b-1 of the Investment Company Act, which allows the Funds to pay for the sale and distribution of their shares, as well as for shareholder services. These fees generally are paid to persons selling the Funds' shares. The maximum amount that each Fund may pay under the 12b-1 plan is 0.25% of its average net assets. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
     R O U L S T O N  F U N D S
--------------------------------------------------------------------------------

                              REDEMPTION OF SHARES

GENERAL INFORMATION: You may sell or redeem shares of any Fund by any one or more of the following methods:

-------------------------------------------------------------------------------------
                        TO SELL FROM OR CLOSE AN ACCOUNT
-------------------------------------------------------------------------------------
BY MAIL                                    BY TELEPHONE
Write a letter of instruction that         If you have previously authorized
includes:                                  redemption by telephone, call
- the fund name, your account number,      800-332-6459.
  the name in which the account is
  registered and the dollar value or
  number of shares you wish to sell.       You will receive your redemption payment
- Include all signatures and any           in the form you previously selected:
  additional documents that may be         check, deposit to your bank account, or
  required.                                wire transfer (for wire transfers, a fee
                                           will be charged)
Mail your request to:

Roulston Funds
c/o First Data Investor Services Group
211 South Gulph Road P.O. Box 61503
King of Prussia, PA  19406

A check will be mailed to the name(s)
and address in which the account is
registered.
-------------------------------------------------------------------------------------
BY SYSTEMATIC WITHDRAWAL                   BY EXCHANGE
Call 800-332-6459 to request an            If you have previously authorized
application for the SYSTEMATIC             telephone exchanges, call 800-332-6459
WITHDRAWAL PLAN. Specify the amount and    to request an exchange of shares into:
frequency of withdrawals (minimum of       - another Roulston Fund
$100).                                     - Kemper's Cash Account Trust Money
                                             Market Portfolio. For this exchange, you
NOTE: A minimum account balance of           must first receive a prospectus. This
$10,000 is required and you must have        may not be available in all states.
all dividends and distributions
reinvested.                                NOTE: No fee or charge will apply, but
                                           sale, and there may be a capital gain or an
                                           exchange of shares is treated as a loss.
                                           The exchange privilege is subject to
                                           amendment or termination at any time upon
                                           sixty days prior notice.
-------------------------------------------------------------------------------------

   Please note that if you use a broker-dealer to assist you in any of these transactions, the broker-dealer may charge you a fee for this service.

SELLING RECENTLY PURCHASED SHARES:
If the shares to be redeemed were recently purchased by check, proceeds from your redemption may be delayed up to 15 days from the purchase date until the purchase check has cleared. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid this possible delay.

SIGNATURE GUARANTEES:
The Funds will require a signature guarantee for any of the following:
- any written redemption request for $25,000 or more; or
- a change in address or payee to where redemption proceeds may be mailed as shown on your account application; or
- a change in the bank account to which
  redemption payments are made.

A signature guarantee may be obtained from most banks or securities dealers, but not from a notary public.

ACCOUNTS WITH LOW BALANCES:
If your account balance falls below $250 due to redemptions made by you, a Fund may redeem your share at NAV. The Fund will notify you if your balance has fallen below the required minimum, and you will have 60 days to meet the minimum before your shares are redeemed.

RIGHT TO REDEEM IN KIND:
Each of the Funds has elected generally to pay only cash for redemptions of up to $250,000 (or 1% of the Fund, whichever is less). The Funds will generally only pay cash for any other redemptions over that amount unless the Funds' Board of Trustees believes that under current conditions, further payments in cash would not be in that Fund's best interests. In those situations, you may receive portfolio securities instead of cash.

--------------------------------------------------------------------------------
                                             R O U L S T O N  F U N D S
--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS & DISTRIBUTIONS
Dividends and distributions from the Fund(s) will be automatically used to purchase additional shares of that Fund unless you have elected to receive dividends and distributions in cash. If you participate in the systematic withdrawal plan or any retirement plan, you must have your distributions reinvested.

The Funds distribute substantially all of their net investment income in the form of dividends and capital gains in the form of distributions. The Funds generally pay dividends semi-annually. Any capital gains realized by a Fund will be distributed at least annually.

TAX CONSEQUENCES
A Fund pays no federal income tax on earnings distributed to shareholders as long as it meets the requirements for being a tax-qualified regulated investment company, which each of the Funds has done in the past and intends to do in the future. Any dividend or distribution you receive, whether in cash or reinvested, is considered taxable income to you. Dividends of net investment income are taxable to you as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated such gains. Net short term capital gains are generally taxable to shareholders as ordinary income. Distributions of net long term capital gains are taxable as long term capital gains. Shareholders will be advised at least annually as to the federal income tax consequences of distributions made to them during the year. You are urged to consult your tax advisor concerning the application of federal, state and local taxes to your particular situation. An exchange of shares of a Fund for shares of another Fund is considered to be a sale of Fund shares for tax purposes.


Dividends and interest received by the International Equity Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

TAX AND DISTRIBUTION CHECKLIST
The following TAX CHECKLIST is a guide to the forms and reporting information for any regular, taxable accounts which will help assist your tax preparer: (not including IRAs or Retirement Accounts)

TAX FORM                     WHAT IS IT?                        WHEN IS IT SENT?
--------------------------------------------------------------------------------
Year End Summary Statement   Sent to shareholders detailing the    January
                             activity in an account for the
                             entire year. Keeping a copy of this
                             statement on an ongoing basis will
                             help with taxes down the road.
--------------------------------------------------------------------------------
1099-DIV                     Sent to shareholders in any Fund      January
                             which made distributions of
                             dividends or capital gains during
                             the year.
--------------------------------------------------------------------------------
1099-B                       Sent to shareholders that have        January
                             redeemed any shares during the year
                             through a redemption or exchange in
                             any Fund.
--------------------------------------------------------------------------------
The following DISTRIBUTION PROFILE is a guide to when distributions are scheduled to be paid to shareholders in the event that a dividend or capital gain distribution is declared in a particular Fund*:

FUND                                DIVIDENDS               CAPITAL GAINS
--------------------------------------------------------------------------------
Roulston Emerging Growth Fund       End of June             Early December
Semi-Annual Distributions           End of December

Roulston International Equity Fund  End of June             Early December
Semi-Annual Distributions           End of December
--------------------------------------------------------------------------------
*There are no guarantees that either dividends or distributions will be declared and the schedule is subject to change.

--------------------------------------------------------------------------------
[Picture of Flag and Top of Lighthouse]

ROULSTON FUNDS
Charting a Course You Can Trust
4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459

The Statement of Additional Information ("SAI") provides more detailed information about the funds. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.

The SAI and the annual/semi-annual reports are available at no charge by calling or writing:
ROULSTON FUNDS
4000 CHESTER AVENUE
CLEVELAND, OH  44103
(800) 332-6459

This number may also be used to request other information about the Funds or for shareholder inquiries. You may also visit the Funds' website at www.roulstonfunds.com.

Reports and other information about the Funds, including the SAI, are available on the SEC's Internet site at http://www.sec.gov. This information may also be viewed or copied at the SEC's Public Reference Room in Washington D.C or by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington D.C 20549-6009. (For information on the Public Reference Room, telephone 800-SEC-0330).

The Trust's SEC File No. is 811-8774.

ADVISER:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

DISTRIBUTOR:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

ADMINISTRATOR & TRANSFER AGENT:
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

LEGAL COUNSEL:
Baker & Hostetler LLP
65 E. State Street
Columbus, Ohio 43215

INDEPENDENT PUBLIC ACCOUNTANTS:
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44145



The information provided on this cover page may be used in conjunction with the offering of shares of any Roulston Funds only if accompanied or preceded by a current prospectus.

An investment in a mutual fund involves certain investment risks, including the possible loss of principal.

(C)1999 Roulston Research Corp.


                      FOR INFORMATION, CALL 1-800-332-6459
                  OR VISIT US ONLINE AT www.roulstonfunds.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












                [Logo]  ROULSTON
                        FUNDS
                        Charting a Course You Can Trust



















--------------------------------------------------------------------------------

                [Logo]  ROULSTON
                        FUNDS
                        Charting a Course You Can Trust



                            ACCOUNT APPLICATION FORM
                                       &
                            SUPPLEMENTAL INFORMATION
                                (IF APPLICABLE)

                            ACCOUNT APPLICATION FORM
                                       &
                            SUPPLEMENTAL INFORMATION
                                (IF APPLICABLE)


[Logo]  ROULSTON                                                                                            ACCOUNT APPLICATION FORM
        FUNDS
        Charting a Course You Can Trust                                                                               1-800-332-6459
------------------------------------------------------------------------------------------------------------------------------------

1 ACCOUNT REGISTRATION Please choose one type of account below:   3 INVESTMENT AND FUND SELECTION

[ ] INDIVIDUAL  [ ]  [ ]                                            [ ] PURCHASE BY CHECK MADE PAYABLE TO ROULSTON FUNDS.
                                                                    [ ] PURCHASE BY WIRE. CALL 1-800-332-6459 FOR INSTRUCTIONS.


-------------------------------------------------------------       Indicate Amount of Investment (The minimum initial investment
YOUR NAME: FIRST, MIDDLE, LAST                                      is $250)

-------------------------------------------------------------       [ ] ROULSTON EMERGING GROWTH          %          $
SOCIAL SECURITY NUMBER                        BIRTH DATE                FUND  (#133585)               -----          -----------

-------------------------------------------------------------       [ ] ROULSTON INTERNATIONAL EQUITY     %          $
JOINT OWNER'S NAME: FIRST, MIDDLE, LAST                                 FUND (#133584)                -----          -----------

-------------------------------------------------------------       [ ] TOTAL INVESTMENT               100%          $
JOINT OWNER'S SOCIAL SECURITY NUMBER          BIRTH DATE                                              -----          -----------
* (Joint ownership with rights of survivorship unless
   otherwise noted)

[ ]
                                                                  4 DISTRIBUTION OPTIONS
-------------------------------------------------------------       All distributions will be reinvested automatically
CUSTODIAN'S NAME: FIRST, MIDDLE, LAST  (name one only)              unless indicated otherwise:

-------------------------------------------------------------       INCOME DIVIDENDS:
MINOR'S NAME: FIRST, MIDDLE, LAST  (name one only)                  [ ] Reinvest          [ ] Cash
                                                                    [ ] Other Roulston Fund
-------------------------------------------------------------                                ----------------
MINOR'S SOCIAL SECURITY NUMBER            MINOR'S BIRTH DATE                                   fund/account #

----------------------------------------  -------------------
MINOR'S STATE OF RESIDENCE                UGMA or UTMA
                                                                    CAPITAL GAINS DISTRIBUTIONS:
[ ]                                                                 [ ] Reinvest          [ ] Cash
                                                                    [ ] Other Roulston Fund
--------------------------------------------------------------                              -----------------
TRUSTEE'S NAME                                                                                 fund/account #

--------------------------------------------------------------
ADDITIONAL TRUSTEE'S NAME

--------------------------------------------------------------
NAME ON TRUST AGREEMENT/PLAN                                      5 TELEPHONE AUTHORIZATION
                                                                    [ ] CHECK BOX IF YOU WANT THIS SERVICE:
--------------------------------------------------------------          I (We) authorize First Data Investor Services and/or
TRUST'S/PLAN'S TAXPAYER IDENTIFICATION NUMBER            DATE           Roulston Funds to act upon instructions received by
                                                                        telephone from me (us) to redeem shares or to exchange for
[ ]                                                                     shares of other Roulston Funds. I (we) understand an
                                                                        exchange is made by redeeming shares of one portfolio and
--------------------------------------------------------------          using the proceeds to buy shares of another portfolio.
NAME OF CORPORATION OR OTHER ENTITY                                     Exchanges must be made into identically registered
                                                                        accounts. Redemption proceeds will be sent as indicated in
--------------------------------------------------------------          Section 8.
AUTHORIZED SIGNER(S)

--------------------------------------------------------------
TAXPAYER IDENTIFICATION NUMBER

2 MAILING ADDRESS

--------------------------------------------------------------    6 SYSTEMATIC WITHDRAWAL PLAN
STREET ADDRESS OR P.O. BOX                                          [ ] Check box if you want this service:

--------------------------------------------------------------          To establish a Systematic Withdrawal Plan (SWP), an
CITY, STATE, ZIP CODE                                                   account must have a current market value of $10,000 or
                                                                        more. Additionally, an account must have dividends
--------------------------------------------------------------          reinvested.
DAYTIME TELEPHONE
                                                                        [ ] Check box if you want withdrawal sent to address of
--------------------------------------------------------------              record.
EVENING TELEPHONE                                                       [ ] Check box if you want withdrawal sent VIA ACH as
                                                                            instructions indicate in section 8.
--------------------------------------------------------------
E-MAIL ADDRESS

[ ] Please check here to receive a consolidated statement for all accounts.

[ ] DUPLICATE CONFIRMATION                                          Amount and Frequency of Payment:
                                                                    Beginning in _________________, 19____,
--------------------------------------------------------------                      (month)
NAME                                                                Please make payments in the amount of $________________.
                                                                                                               Amount $100 minimum
--------------------------------------------------------------      Payments will be processed on the 25th day of the month
STREET ADDRESS OR P.O. BOX                                          frequency indicated  below:
                                                                    [ ] Monthly   [ ] Quarterly   [ ] Semi-annually     [ ] Annually
--------------------------------------------------------------
CITY, STATE, ZIP CODE


7 AUTOMATIC INVESTMENT PLAN                                       9 SIGNATURE AND CERTIFICATION
 [ ] I authorize and direct the fund to draw on my (our) bank       TAXPAYER IDENTIFICATION NUMBER CERTIFICATION. UNDER THE
     account indicated in Section 8 in order to establish an        PENALTIES OF PERJURY, I (WE) CERTIFY THE FOLLOWING:
     automatic investment plan in the following manner:
                                                                    1. I (WE) CERTIFY THAT THE NUMBER SHOWN ON THIS FORM IS MY
                                                                       (OUR) CORRECT TAX IDENTIFICATION NUMBER.
                                                                    2. I (WE) AM NOT (ARE NOT) SUBJECT TO BACKUP WITHHOLDING AS A
                                                                       RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR
                                                                       THE INTERNAL REVENUE SERVICE HAS NOTIFIED ME (US) THAT I (WE)
                                                                       AM (ARE) NO LONGER SUBJECT TO BACKUP WITHHOLDING.
                                    ON THE [ ] 10th [ ] 15th
--------------------------------    OR THE [ ] 20th OF THE
BEGIN INVESTMENT ON (MONTH/YEAR)    MONTH

                                                  $
--------------------------------------------------------------      [ ] U.S. CITIZEN   [ ] NON-RESIDENT ALIEN   [ ] RESIDENT ALIEN*
NAME OF FUND                                       AMOUNT
                                                  $
--------------------------------------------------------------      "THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
NAME OF FUND                                       AMOUNT           ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS
                                                                    REQUIRED TO AVOID BACKUP WITHHOLDING".

                                                                    [ ] CHECK BOX IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU
                                                                        ARE SUBJECT TO BACKUP WITHHOLDING
I understand that my ACH debit will be dated on the day of
each month as indicated above. I agree that if such a debit
is not honored upon presentation, First Data Investor               SIGNATURES:
Services may discontinue this service and any share purchase        X
made upon deposit of such debit may be cancelled. I further         --------------------------------------------------------------
agree that if the net asset value of the shares purchased           SIGNATURE OF INDIVIDUAL
with such debit is less when said purchase is cancelled than        X
when the purchase was made, First Data Investor Services            --------------------------------------------------------------
shall be authorized to liquidate other shares or fractions          SIGNATURE OF JOINT OWNER
thereof held in my account to make up the deficiency. This
Automatic Investment Plan may be discontinued by First Data         --------------------------------------------------------------
Investor Services upon 30 days written notice or at any time        DATE
by the investor by written notice to First Data Investor            X
Services which is received no later than five (5) business          --------------------------------------------------------------
days prior to the above designated investment date.                 SIGNATURE OF AUTHORIZED OFFICERS, PARTNERS, TRUSTEES OR OTHER
                                                                    SIGNERS
- ATTACH A VOIDED CHECK OR DEPOSIT SLIP TO THE APPLICATION.         X
- As soon as your bank accepts your authorization, debits           --------------------------------------------------------------
  will be generated and your Automatic Investment Plan              X
  started. In order for you to have Automatic Clearing              ---------------------------------------------------------------
  House (ACH) debits from your account, your bank must be           DATE
  able to accept ACH transactions and/or be a member of an
  ACH association. We cannot guarantee acceptance by your
  bank.                                                           --------------------------------------------------------------
- Please allow one month for processing before the first              MAIL COMPLETED APPLICATIONS TO:
  debit occurs.
- Returned items will result in a $20.00 fee being deducted                       ROULSTON FUNDS
  from your account.                                                  [Logo]      c/o FIRST DATA INVESTOR SERVICES
                                                                                  P.O. BOX 61503
8 BANK INFORMATION AND INSTRUCTIONS                                               KING OF PRUSSIA,PA 19406-9993
    Check one only, if none are checked all redemptions will
    be sent by check.                                                        - make checks payable to Roulston Funds -
      [ ] All redemption proceeds will be executed BY AN ACH      --------------------------------------------------------------
          TRANSACTION unless First Data Investor Services is
          notified otherwise in writing. There is no charge for
          ACH transactions. Allow 3 business days.
      [ ] All redemption proceeds will be executed BY A FED
          WIRE TRANSACTION unless First Data Investor Services
          is notified otherwise in writing. There is a $9        --------------------------------------------------------------
          charge for FED Wire transactions.                                           FOR INVESTMENT DEALER ONLY
      [ ] All redemption proceeds will be sent BY CHECK TO THE                        --------------------------
          MAILING ADDRESS STATED IN SECTION 2 above unless          -----------------------------------------------------------
          First Data Investor Services is notified otherwise in     DEALER #
          writing.
      All FED Wire and ACH transactions will be sent as             -----------------------------------------------------------
      indicated below. There will be no charge for ACH              BRANCH #
      transactions. Any changes in ACH transactions must be made
      in writing to First Data Investor Services, P.0. Box          -----------------------------------------------------------
      61503, King of Prussia, PA 19406-0903. Please allow one       REP # REPS LAST NAME
      month for ACH instructions to be effective.
      Attach a VOIDED check or deposit slip to the application.     -----------------------------------------------------------
                                                                    FIRM NAME
      --------------------------------------------------------
      NAME OF BANK                                                  -----------------------------------------------------------
                                                                    BRANCH ADDRESS
      --------------------------------------------------------
      BANK ADDRESS                                                  -----------------------------------------------------------
                                                                    CITY/ STATE/ ZIP
      --------------------------------------------------------
      ROUTING NUMBER                                             --------------------------------------------------------------

      --------------------------------------------------------
      NAME(S) ON BANK ACCOUNT

      ---------------------------------  ---------------------
      ACCOUNT NUMBER                       CHECKING or SAVINGS